Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Available-for-sale, cost	$ 3,095.4	$ 3,250.4
Equity securities, cost	291.5	208.8
Other investments, cost	232.3	153.5
Short-term investments, Cost	$ 296.4	$ 375.2
Common shares, par value	$ 1.00	$ 1.00
Common shares, shares authorized	500,000,000	500,000,000
Common shares, shares issued	31,285,469	31,206,796
Common shares, shares outstanding	31,285,469	31,206,796
Treasury shares, shares	4,971,305	3,363,560